Going Concern and Management's Plans (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 [1]
Going Concern And Managements Plans [Abstract]
Loss from operations	$ (9,781,543)	$ (28,887,808)
Net loss	(10,192,869)	(28,500,965)
Cash used in operations	(9,972,693)	(9,426,940)
Accumulated deficit	$ (125,865,391)	$ (115,669,268)

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")